RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2024
Disclosure of related party transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company’s outstanding balances with its equity accounted investees are as follows:

	2024	2023
Accounts receivable (Note 10)	$58.8	$59.5
Contract assets	34.2	25.6
Other non-current assets	22.9	17.1
Accounts payable and accrued liabilities (Note 17)	4.7	5.7
Contract liabilities	64.9	58.0

The Company’s transactions with its equity accounted investees are as follows:

	2024	2023
Revenue	$258.7	$223.0
Purchases	6.0	4.6
Other income	0.6	1.2

Compensation of key management personnel
Key management personnel have the ability and responsibility to make major operational, financial and strategic decisions for the Company and include members of the Board of Directors and certain executive officers. The compensation expense of key management for employee services recognized in income are as follows:

	2024	2023
Salaries, termination and other short-term employee benefits	$8.7	$7.6
Post-employment benefits – defined benefit plans	3.8	4.4
Share-based payments expense	4.4	1.7
	$16.9	$13.7

For the year ended March 31, 2024, the compensation earned by non-employee Directors of the Company amounted to $3.3 million (2023 – $2.9 million), which included the grant date fair value of deferred share units (DSUs) as well as cash payments.